Derivative Instruments (Summary Of Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments [Abstract]
Notional amount	$ 1,359	$ 2,185
Weighted average pay rate on interest-rate swaps	3.12%	3.75%
Weighted average receive rate on interest-rate swaps	2.49%	1.52%
Weighted average maturity (years)	2 years	2 years 1 month 6 days
Fair value of interest-rate swaps	$ (17)	$ (56)
Fair value of yield maintenance provisions	$ 17	$ 56